Notes to the Consolidated Statements of Comprehensive Income	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue
2.2 Notes to the Consolidated Statements of Comprehensive Income/(Loss)
(1) Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Type of goods or service
Chemistry revenue	1,304.3	1,114.0	1,065.5
Equipment revenue	194.9	120.3	122.3

Total revenue from contracts with customers	1,499.2	1,234.3	1,187.8

Geographical market
Asia	1,112.4	897.8	808.4
Europe	264.2	232.2	254.2
Americas	122.6	104.3	125.2

Total revenue from contracts with customers	1,499.2	1,234.3	1,187.8

Timing of revenue recognition
Recognized at a point in time	1,358.2	1,186.9	1,115.4
Recognized over time	140.9	47.4	72.4

Total revenue from contracts with customers	1,499.2	1,234.3	1,187.8

Regarding the geographical markets, the revenue mainly relates to the following countries: China (2021: $567.2 million, 2020: $459.9 million, 2019: $416.9 million), Taiwan (2021: $135.3 million, 2020: $129.7 million, 2019: $114.5 million) and Germany (2021: $121.5 million, 2020: $106.7 million, 2019: $118.4 million).